UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J. Carlo Cannell
          --------------------------------------
Address:  1315 S. Hwy 89, Suite 203
          --------------------------------------
          Jackson, WY 83001
          --------------------------------------

          --------------------------------------

Form 13F File Number:  28- 6453
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Carlo Cannell
        ------------------------------
Title:	Managing Member
        ------------------------------
Phone:	415-835-8300
        ------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         02/16/2010
      ------------------------      ---------------     --------------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                          --------------
Form 13F Information Table Entry  Total:       84
                                          --------------
Form 13F Information Table Value Total:    $ 152,141
                                          --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




----------------------------------------------------------------------------------------------------------------------------------
COLUMN 1 	 	        COLUMN 2 COLUMN 3      COLUMN 4  COLUMN 5 	        COLUMN 6    COLUMN 7    COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
	                        TITLE OF	       VALUE	 SHRS OR   SH/ PUT/     INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER	                CLASS	 CUSIP         (x$1000)  PRN AMT   PRN CALL     DISCRETION  MANAGERS    SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------

A.O. SMITH CORP (DEL) CMN	COM	 831865209      226 	 5,200 	 	 SH 	 SOLE 			5,200 	   -   	 -
ALTRA HOLDINGS, INC. CMN	COM	 02208r106      5,221 	 422,721 	 SH 	 SOLE 			422,721    -   	 -
AMERICAN STATES WATER CO CMN	COM	 029899101	1,753 	 49,500 	 SH 	 SOLE 			49,500 	   -   	 -
AMERICAN WATER WORKS CO, INC.	COM	 030420103	2,108 	 94,050 	 SH 	 SOLE 			94,050 	   -   	 -
AMERON INTERNATIONAL CORP CMN	COM	 030710107	393 	 6,200 		 SH 	 SOLE 			6,200 	   -   	 -
ANIMAL HEALTH INTERNATIONAL IN	COM	 03525n109	1,738 	 724,303 	 SH 	 SOLE 			724,303    -   	 -
AQUA AMERICA INC CMN		COM	 03836w103	1,907 	 108,900 	 SH 	 SOLE 		 	108,900    -   	 -
ASHLAND INC. CMN		COM	 044209104	345 	 8,700 		 SH 	 SOLE 		 	8,700 	   -   	 -
AVATAR HLDGS INC. CMN		COM	 053494100	6,725 	 395,380 	 SH 	 SOLE 		 	395,380    -   	 -
AXT INC CMN			COM	 00246w103	2,112 	 649,800 	 SH 	 SOLE 		 	649,800    -   	 -
BAKER (MICHAEL) CORP CMN	COM	 057149106	696 	 16,800 	 SH 	 SOLE 		 	16,800 	   -   	 -
BLOUNT INTERNATIONAL INC CMN	COM	 095180105	1,430 	 141,608 	 SH 	 SOLE 		 	141,608    -   	 -
CALGON CARBON CORPORATION CMN	COM	 129603106	1,026 	 73,800 	 SH 	 SOLE 		 	73,800 	   -   	 -
CALIFORNIA WATER SERVICE GROUP	COM	 130788102	637 	 17,300 	 SH 	 SOLE 		 	17,300 	   -   	 -
CALLIDUS SOFTWARE INC CMN	COM	 13123e500	344 	 114,000 	 SH 	 SOLE 		 	114,000    -   	 -
CAMBIUM LEARNING GROUP, INC. C	COM	 13201a107	233 	 59,355 	 SH 	 SOLE 		 	59,355 	   -   	 -
CLEAN HARBORS INC CMN		COM	 184496107	447 	 7,500 		 SH 	 SOLE 		 	7,500 	   -   	 -
CORE MARK HLDG CO INC CMN	COM	 218681104	1,469 	 44,569 	 SH 	 SOLE 		 	44,569 	   -   	 -
DARLING INTERNATIONAL INC CMN	COM	 237266101	3,245 	 387,208 	 SH 	 SOLE 		 	387,208    -   	 -
DIAMOND MGMT & TECH CONSULTANT	COM	 25269l106	1,196 	 162,228 	 SH 	 SOLE 		 	162,228    -   	 -
DOT HILL SYSTEMS CORP CMN	COM	 25848t109	525 	 276,200 	 SH 	 SOLE 		 	276,200    -   	 -
DRUGSTORE.COM INC CMN		COM	 262241102	1,770 	 572,847 	 SH 	 SOLE 		 	572,847    -   	 -
ECHO GLOBAL LOGISTICS INC. CMN	COM	 27875t101	1,865 	 146,974 	 SH 	 SOLE 		 	146,974    -   	 -
GLU MOBILE INC. CMN		COM	 379890106	430 	 373,900 	 SH 	 SOLE 		 	373,900    -   	 -
GREENHUNTER ENERGY INC CMN	COM	 39530a104	19 	 16,524 	 SH 	 SOLE 		 	16,524 	   -   	 -
GS FINANCIAL CORP CMN		COM	 362274102	189 	 12,636 	 SH 	 SOLE 		 	12,636 	   -   	 -
HERCULES TECH GR CAP INC. CMN	COM	 427096508	291 	 28,000 	 SH 	 SOLE 		 	28,000 	   -   	 -
IKANOS COMMUNICATIONS, INC. CM	COM	 45173e105	1,169 	 625,201 	 SH 	 SOLE 		 	625,201    -   	 -
INTERSECTIONS INC. CMN		COM	 460981301	172 	 35,143 	 SH 	 SOLE 		 	35,143 	   -   	 -
ITRON INC CMN			COM	 465741106	473 	 7,000 	         SH 	 SOLE 		 	7,000 	   -   	 -
KADANT INCORPORATED CMN		COM	 48282t104	750 	 47,000 	 SH 	 SOLE 		 	47,000 	   -   	 -
KEYNOTE SYSTEMS INC CMN		COM	 493308100	6,250 	 572,914 	 SH 	 SOLE 		 	572,914    -   	 -
LAYNE CHRISTENSEN COMPANY (NAM	COM	 521050104	663 	 23,100 	 SH 	 SOLE 		 	23,100 	   -   	 -
LINDSAY CORPORATION CMN		COM	 535555106	255 	 6,400 		 SH 	 SOLE 		 	6,400 	   -   	 -
LITHIA MOTORS INC CL-A CMN CLA	COM	 536797103	4,231 	 514,700 	 SH 	 SOLE 		 	514,700    -   	 -
LOEWS CORPORATION CMN		COM	 540424108	393 	 10,800 	 SH 	 SOLE 		 	10,800 	   -   	 -
LOOPNET INC CMN			COM	 543524300	4,004 	 403,262 	 SH 	 SOLE 		 	403,262    -   	 -
MAGMA DESIGN AUTOMATION INC CM	COM	 559181102	1,262 	 546,413 	 SH 	 SOLE 		 	546,413    -   	 -
MAGNUM HUNTER RESOURCES CORP C	COM	 55973b102	5,737 	 3,701,070 	 SH 	 SOLE 		 	3,701,070  -   	 -
MERCER INS GROUP INC CMN	COM	 587902107	523 	 28,783 	 SH 	 SOLE 		 	28,783 	   -   	 -
METHANEX CORPORATION CMN	COM	 59151k108	2,588 	 132,800 	 SH 	 SOLE 		 	132,800    -   	 -
MIDDLESEX WATER CO CMN		COM	 596680108	479 	 27,205 	 SH 	 SOLE 		 	27,205 	   -   	 -
MOCON INC CMN			COM	 607494101	1,229 	 133,393 	 SH 	 SOLE 		 	133,393    -   	 -
MVC CAPITAL INC CLOSED END FUN	COM	 553829102	8,074 	 684,252 	 SH 	 SOLE 		 	684,252    -   	 -
NALCO HOLDING COMPANY CMN	COM	 62985q101	500 	 19,600 	 SH 	 SOLE 		 	19,600 	   -   	 -
NATIONAL DENTEX CORP CMN	COM	 63563h109	566 	 56,050 	 SH 	 SOLE 		 	56,050 	   -   	 -
NATUS MEDICAL INC DEL CMN	COM	 639050103	4,320 	 292,100 	 SH 	 SOLE 		 	292,100    -   	 -
NORTH AMERICAN ENERGY PARTNERS	COM	 656844107	3,276 	 451,202 	 SH 	 SOLE 		 	451,202    -   	 -
NORTHWEST PIPE COMPANY CMN	COM	 667746101	4,724 	 175,862 	 SH 	 SOLE 		 	175,862    -   	 -
PERVASIVE SOFTWARE INC CMN	COM	 715710109	659 	 136,700 	 SH 	 SOLE 		 	136,700    -   	 -
QUADRAMED CORPORATION CMN	COM	 74730w507	3,302 	 393,569 	 SH 	 SOLE 		 	393,569    -   	 -
REX ENERGY CORPORATION CMN	COM	 761565100	797 	 66,400 	 SH 	 SOLE 		 	66,400 	   -   	 -
SALARY.COM, INC. CMN		COM	 794006106	445 	 190,000 	 SH 	 SOLE 		 	190,000    -   	 -
SCHMITT INDS INC ORE CMN	COM	 806870200	177 	 50,572 	 SH 	 SOLE 		 	50,572 	   -   	 -
SEABRIGHT INSURANCE HLDG INC C	COM	 811656107	2,153 	 187,421 	 SH 	 SOLE 		 	187,421    -   	 -
SPARK NETWORKS, INC. CMN	COM	 84651p100	1,235 	 411,844 	 SH 	 SOLE 		 	411,844    -   	 -
STANDARD REGISTER CO CMN	COM	 853887107	4,619 	 905,772 	 SH 	 SOLE 		 	905,772    -   	 -
STND MOTOR PROD INC CL-A CMN	COM	 853666105	2,057 	 241,400 	 SH 	 SOLE 		 	241,400    -   	 -
SUPER MICRO COMPUTER, INC. CMN	COM	 86800u104	667 	 60,000 	 SH 	 SOLE 		 	60,000 	   -   	 -
SYMMETRICOM INC CMN		COM	 871543104	780 	 150,000 	 SH 	 SOLE 		 	150,000    -   	 -
UNITED ONLINE INC CMN		COM	 911268100	3,914 	 544,300 	 SH 	 SOLE 		 	544,300    -   	 -
VAALCO ENERGY, INC. CMN		COM	 91851c201	66 	 14,500 	 SH 	 SOLE 		 	14,500 	   -   	 -
VIRTUS INVESTMENT PARTNERS, IN	COM	 92828q109	971 	 61,100 	 SH 	 SOLE 		 	61,100 	   -   	 -
BERKSHIRE HATHAWAY INC CL-A (D	CL A	 084670108	1,686 	 17 		 SH 	 SOLE 		 	17 	   -   	 -
INSITUFORM TECHNOLOGIES INC CM	CL A	 457667103	227 	 10,000 	 SH 	 SOLE 		 	10,000 	   -   	 -
CONTANGO OIL & GAS COMPANY CMN	COM NEW	 21075n204	4,332 	 92,161 	 SH 	 SOLE 		 	92,161 	   -   	 -
DXP ENTERPRISES INC CMN		COM NEW	 233377407	625 	 47,800 	 SH 	 SOLE 		 	47,800 	   -   	 -
HANGER ORTHOPEDIC GROUP CMN	COM NEW	 41043f208	7,375 	 533,249 	 SH 	 SOLE 		 	533,249    -   	 -
IMPERIAL OIL LIMITED CMN	COM NEW	 453038408	323 	 8,350 		 SH 	 SOLE 		 	8,350 	   -   	 -
INSWEB CORPORATION CMN		COM NEW	 45809k202	713 	 219,435 	 SH 	 SOLE 		 	219,435    -   	 -
PICO HOLDINGS INC CMN		COM NEW	 693366205	272 	 8,300 		 SH 	 SOLE 		 	8,300 	   -   	 -
PURECYCLE CORP CMN		COM NEW	 746228303	339 	 119,000 	 SH 	 SOLE 		 	119,000    -   	 -
ENCORE ENERGY PARTNERS LP CMN	COM 	 29257a106	279 	 14,100 	 SH 	 SOLE 		 	14,100 	   -   	 -
SPDR GOLD TRUST ETF		GOLDSHS  78463v107	268 	 2,500 		 SH 	 SOLE 		 	2,500 	   -   	 -
LINN ENERGY, LLC CMN UNITS REP	Int ltd	 536020100	296 	 10,600 	 SH 	 SOLE 		 	10,600     -   	 -
MARKET VECTORS ETF TRUST JR GO	JRGold	 57060u589	116 	 4,500 		 SH 	 SOLE 		 	4,500 	   -   	 -
FUNDTECH LTD CMN		ORD	 m47095100	11,102 	 904,809 	 SH 	 SOLE 		 	904,809    -   	 -
PROSHARES ULTRASHORT RUSSELL20	RUS2000	 74347r834	463 	 18,400 	 SH 	 SOLE 		 	18,400 	   -   	 -
POWERSHARES DB COMMODITY INDEX	Unt In	 73935s105	286 	 11,600 	 SH 	 SOLE 		 	11,600 	   -   	 -
WTS/BARZEL INDUSTRIES INC 5.50  *W EXP	 069744118	7 	 999,700 	 SH 	 SOLE 		 	999,700    -   	 -
MAGMA DESIGN AUTOMATION, INC.	NT 2.0	 559181ac6	6,985 	 7,100,000 	 PRN 	 SOLE 		 	7,100,000  -   	 -
PLAYBOY ENTERPRISES 3% 03/15/2	NT 3.0	 728117ab8	1,488 	 1,750,000 	 PRN 	 SOLE 		 	1,750,000  -   	 -
LECROY CORPORATION 4% 10/15/20	NT 4.0	 52324wab5	1,532 	 1,800,000 	 PRN 	 SOLE 		 	1,800,000  -   	 -
PIXELWORKS, INC. 1.75% 05/15/2	SDC 7.75 72581mab3	1,607 	 2,000,000 	 PRN 	 SOLE 		 	2,000,000  -   	 -

